Equity Incentive Plan - Summary of Fair Value of Each Stock Option Grant is Estimated on Date of Grant (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Incentive Plan [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Minimum
Equity Incentive Plan [Line Items]
Expected term (in years)	5 years 21 days	4 years 11 months 19 days	4 years 9 months 10 days
Expected volatility	52.10%	49.30%	48.40%
Risk-free interest rate	0.35%	1.57%	2.65%
Maximum
Equity Incentive Plan [Line Items]
Expected term (in years)	10 years	5 years 18 days	4 years 11 months 23 days
Expected volatility	62.70%	50.90%	48.80%
Risk-free interest rate	1.54%	2.48%	3.02%